DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATION

The disposal of Target Business described in Note 1 was completed in December 2015.

According to the Equity Interest Transfer Agreement, the Buyers may require the Company to repurchase the equity interest of AM Advertising upon the occurrence of certain events. As these events are considered improbable, no fair value was allocated to the associated put option (see Note 29).

The Equity Interest Transfer Agreement also contains an earnout structure, in the event that the net profit (before or after adjustment for non-recurring gains and losses, whichever is less) of restructured AM Advertising in each of the fiscal years of 2015, 2016, 2017, and 2018 (collectively, the “Covered Period”) is less than the profit target of RMB1.0592 billion (the “Profit Target”) (being RMB200 million, RMB240 million, RMB288 million and RMB331.2 million, equivalent to $30,875, $37,050, $44,459 and $51,128, for the fiscal years of 2015, 2016, 2017, and 2018 respectively), other shareholders of AM Advertising, excluding the Buyers, will be obligated to compensate the Buyers for the deficiency by transferring their equity interest in AM Advertising to the Buyers for nil consideration and/or by cash, based on a pre-determined formula with such compensations in aggregate being subject to a cap equal to the amount of the consideration. The earnout commitment was recorded at fair value and amounted to $25,240 as of December 31, 2015.

The disposal represents a strategic shift and has a major effect on the Group’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2013, 2014 and 2015. A gain of $244,164 was recognized on the disposal, which is determined based on the total consideration of $324,183, the fair value of the remaining 25% equity interest in AM Advertising of $79,718 that continues to be held by the Group, the net book value of the Target Business of $134,497 and the fair value of the earnout commitment of $25,240. Upon the Group’s disposal of its 75% interest in AM Advertising, the Group continues to hold 25% of the equity of AM Advertising, which is accounted for as an equity method investment. The Group’s share of earnings for the fiscal year ended December 31, 2015 amounted to $2,491 and was recorded within the (loss) income on equity method investments within the Consolidated Statements of Operations.

The financial results of the disposed business lines are set out below. Based on the Group’s management accounts, the assets, liabilities as of December 31, 2014, the revenue and expenses for the years ended December 31, 2013 and 2014 have been reclassified as discontinued operations to retrospectively reflect the changes.

Carrying amounts of assets disposed

As of December 31,
2014

Cash and cash equivalents	$7,320
Restricted cash	11,172
Accounts receivable, net	61,459
Notes receivable	1,911
Prepaid concession fees	18,023
Prepaid expenses and other current assets	18,315
Amounts due from related parties	2,355
Deferred tax asset - current	1,101
Assets held for sale	777
Current assets of discontinued operations	122,433
Property and equipment, net	14,948
Acquired intangible assets, net	286
Long-term investment	3,087
Deferred tax assets - non-current	3,681
Long term deposit	11,789
Non-current assets of discontinued operations	33,791
Total assets of discontinued operations	$156,224

Carrying amounts of liabilities disposed

As of December 31,
2014

Accounts payable	$55,129
Accrued expenses and other liabilities	6,635
Income tax payable	555
Deferred revenue	9,519
Amounts due to related parties	790
Current liabilities of discontinued operations	72,628
Deferred tax liabilities - non-current	72
Non-current assets of discontinued operations	72
Total liabilities of discontinued operations	$72,700

	For the years ended December 31,
	2013	2014	2015

Net revenues	$181,013	$177,788	$166,843
Cost of revenues	(146,932)	(139,227)	(126,745)

Gross profit	34,081	38,561	40,098

Operating expenses	(21,486)	(17,868)	(13,239)

Income from operations	12,595	20,693	26,859

Gain from disposal of 75% equity interest in AM Advertising	-	-	244,164
Interest income	1,437	282	298
Other income, net	3,127	1,235	1,293
Income on equity method investments	-	20	265

Net income before income tax	17,159	22,230	272,879
Income taxes benefit/(expense)	1,176	(1,942)	(51,696)

Income from discontinued operations attributable to owners of the Company	$18,335	$20,288	$221,183

As of December 31, 2014 the following balances were due from / to related parties:

Amounts due from related parties:

Name of related parties	Relationship	As of December 31, 2014
Beijing AirMedia Jiacheng Advertising Co., Ltd. (“Jiacheng Advertising”) (1)	Equity method investee	19
Guangxi Dingyuan Media Ltd. (“Guangxi Dingyuan”) (2)	Equity method investee	387
AM Jiaming (3)	Equity method investee	1,627
Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”) (4)	Invested by management of the Group	322
		$2,355

(1)	The amounts due from Jiacheng Advertising represents the uncollected concession fee of digital TV screens on airlines as of December 31, 2014.

(2)	The amounts due from Guangxi Dingyuan represents the amount of a deposit on concession fee receivable from Guangxi Dingyuan as of December 31, 2014.

(3)	The amounts due from AM Jiaming includes a short-term loan to AM Jiaming amounted to $1,612 and related interest receivable of $15 as of December 31, 2014.

(4)	The amount due from Dingsheng Ruizhi represents the unreceived consideration of $322 for selling 20% of equity interests in AM Film.

Amounts due to related parties:

Name of related parties	Relationship	As of December 31, 2014
Qingdao Airport AirMedia Advertising Co., Ltd (“Qingdao AM”) (5)	Equity method investee	$790

(5)	The amount due to Qingdao AM represents the capital contribution commitment of $790 to Qingdao AM as of December 31, 2014, which was paid in January 2015.

Details of related party transactions for the years ended December 31, 2013, 2014 and 2015 were as follows:

Concession cost purchased from:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015
Guangxi Dingyuan (6)	Equity method investee	$-	$233	$1,107
Qingdao AM (7)	Equity method investee	-	-	1,230
		$-	$233	$2,337

Loan to a related party:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015
AM Jiaming (8)	Equity method investee	$-	$1,612	$-
		$-	$1,612	$-

Equity transaction with a related party:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") (9)	Invested by management of the Group	$-	$-	$8,605
Dingsheng Ruizhi (10)	Invested by management of the Group		322	-
		$-	$322	$8,605

(6)	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $233 and $1,107 for the years ended December 31, 2014 and 2015.

(7)	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.

(8)	In May 2014 and June 2014, the Group provided two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group.

(9)	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.

(10)	In June 2014, AM Advertising sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322.